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                      [Shearman & Sterling LLP Letterhead]





                                August 2, 2004


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549


Re:      Calamos Asset Management, Inc.
         Registration Statement on Form S-1
         ----------------------------------

Ladies and Gentlemen:

                  Attached for filing on behalf of our client, Calamos Asset Management, Inc. (the "Company"), under the Securities Act of 1933, as amended (the "Securities Act"), is a Registration Statement on Form S-1 for the registration of shares of Class A common stock of the Company.

                  The registration fee in the amount of $12,670 has been calculated pursuant to Rule 457 under the Securities Act and has been remitted to the Securities and Exchange Commission's account at the Mellon Bank by wire transfer.

                  Should you have any questions pertaining to this filing, please call the undersigned at (212) 848-4813 or my colleague Ferdinand Erker at
(212) 848-8167.


                                                     Sincerely yours,


                                                     /s/ Michael J. Schiavone

                                                     Michael J. Schiavone